Contracts in Progress (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contractors [Abstract]
Schedule of Contracts in Progress Information
Information with respect to contracts in progress is as follows:

	June 30, 2020	December 31, 2019

Expenditures to date on uncompleted contracts	$2,836,714	$4,699,855
Estimated earnings thereon	898,513	1,409,060
	3,735,227	6,108,915
Less billings to date	(3,095,863)	(5,168,782)
	639,364	940,133
Plus under billings remaining on contracts 100% complete	209,820	206,213

Total	$429,544	$1,146,346

Information with respect to contracts in progress are as follows:

	December 31, 2019	December 31, 2018

Expenditures to date on uncompleted contracts	$4,699,855	$5,870,664
Estimated earnings thereon	1,409,060	1,760,940
	6,108,915	7,631,604
Less billings to date	(5,168,782)	(7,162,505)
	940,133	469,099
Plus under billings remaining on contracts 100% complete	206,213	69,258

Total	$1,146,346	$538,357

Schedule of Balance Sheets Under Following Captions
Included in accompanying balance sheets under the following captions:

	June 30, 2020	December 31, 2019

Cost and estimated earnings in excess of billings	$641,014	$1,272,372
Billings in excess of costs and estimated earnings on uncompleted contracts	(211,470)	(126,026)

	$429,544	$1,146,346

Included in accompany balance sheets under the following captions

	December 31, 2019	December 31, 2018

Cost and estimated earnings in excess of billings	$1,272,372	$718,984
Billings in excess of costs and estimated earnings on uncompleted contracts	(126,026)	(180,627)

	$1,146,346	$538,357